Investments accounted for using the equity method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Investments in subsidiaries, joint ventures and associates		€ 3,259		€ 316		€ 424
Subordinate Hybrid Bond, Related Party Transactions					€ 200
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price		€ 2.27	€ 0.10	€ 2.88		€ 5.73
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)	[1]	31.20%
Investments in joint ventures	[1]	€ 112		€ 102		€ 90
MSP Vaccine Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)	[2]	50.00%
Investments in joint ventures	[2]	€ 59		81		96
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		0.00%
Investments in joint ventures		€ 90		51		76
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (in percent)	[3]	29.60%
Investments in joint ventures	[3]	€ 64		82		162
Opal JVCO S.a r.l. | MSP Vaccine Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		100.00%
OPAL JV Co
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (in percent)	[4]	48.20%
Investments in joint ventures	[4]	€ 2,934		€ 0		€ 0
CD&R
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (in percent)		5000.00%
BPIFrance
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (in percent)		180.00%
Opella Business
Disclosure of transactions between related parties [line items]
Loans To Associates		€ 241

[1]	(c)Joint venture.
[2]	(d)Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV
[3]	(b) The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.27 as of December 31, 2025, €2.88 as of December 31, 2024 and €5.73 as of December 31, 2023)
[4]	Following the loss of control of Opella, Sanofi holds 48.2% of the associate OPAL JV Co (CD&R holds 50% and Bpifrance holds 1.8%). As of December 31,
2025, the investment includes a €241 million loan to the associate OPAL JV Co being in substance part of the investment.